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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07560
Invesco Quality Municipal Securities

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/12

Item 1. Reports to Stockholders.

Invesco Quality Municipal Securities
Semiannual Report to Shareholders ▪ August 31, 2012

NYSE: IQM

2	Letters to Shareholders
3	Trust Performance
3	Trust Updates
4	Dividend Reinvestment Plan
5	Schedule of Investments
13	Financial Statements
16	Notes to Financial Statements
22	Financial Highlights
24	Approval of Investment Advisory and Sub-Advisory Agreements
26	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
2 Invesco Quality Municipal Securities

Trust Performance

Performance summary
Cumulative total returns, 2/29/12 to 8/31/12

Trust at NAV	5.27%

Trust at Market Value	7.22

Barclays Municipal Bond Index▼	2.94

Market Price Discount to NAV as of 8/31/12	-0.31

Source(s): ▼Lipper Inc.
The Performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Trust Updates
Preferred Shares
On May 17, 2012, the Trust successfully priced and placed a private offering of Variable Rate Muni Term Preferred Shares (“VMTP”) in the amount of $45,300,000 pursuant to an offering exempt from registration under the Securities Act of 1933. VMTP is a variable rate form of preferred stock with a mandatory redemption date. The proceeds of the VMTP were used to redeem all of the Trust’s outstanding auction rate preferred shares (“ARPS”) at their liquidation preference (sometimes referred to as “at par”), together with accrued and unpaid dividends, if any, to the redemption date. As of June 21, 2012, all of the Trust’s ARPS were redeemed in full.
Mergers and Redomestication
At a shareholder meeting held on September 25, 2012, shareholders approved the merger of each of the Trust and Invesco Quality Municipal Investment Trust (the “Target Funds”) into Invesco Quality Municipal Income Trust (the “Acquiring Fund”). Shareholders also approved the redomestication of the Trust to a Delaware statutory trust. The redomestication and mergers were completed on October 15, 2012, and common shares of the Target Funds were converted into newly issued common shares of the Acquiring Fund. VMTP shares of the Target Funds were converted into newly issued VMTP shares of the Acquiring Fund.

NYSE Symbol	IQM

3 Invesco Quality Municipal Securities

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account:

You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally one week before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan Works
If you choose to participate in the Plan, whenever your Trust declares such Distributions, it will be invested in additional shares of your Trust that are purchased on the open market.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. However, you will pay your portion of any per share fees incurred when the new shares are purchased on the open market. These fees are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all Participants in blocks, resulting in lower commissions for each individual Participant. Any per share or service fees are averaged into the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated shares, whole shares will be held by the Agent and fractional shares will be sold. The proceeds will be sent via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
   To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4 Invesco Quality Municipal Securities

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–146.07%
Alabama–0.94%
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(a)	5.25%	07/01/30	$550	$620,037

Birmingham (City of) Water Works Board; Series 2011, Water RB (INS–AGM)(a)(b)	5.00%	01/01/36	1,260	1,403,728

				2,023,765

Alaska–0.58%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(b)	5.50%	10/01/41	1,080	1,247,249

Arizona–2.21%
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/42	550	578,881

Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB(b)	5.00%	07/01/36	915	1,044,985

Arizona (State of); Series 2008 A, COP (INS–AGM)(a)	5.00%	09/01/24	1,010	1,124,827

Maricopa County Pollution Control Corp. (Arizona Public Service Co.–Palo Verde); Series 2009 A, Ref. PCR(c)	6.00%	05/01/29	425	456,221

Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	740	798,282

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	675	731,065

				4,734,261

California–23.95%
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(d)	0.00%	08/01/35	1,010	320,281

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(d)	0.00%	08/01/36	1,635	465,207

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/26	710	419,617

Series 2009, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/31	1,370	630,488

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	545	593,080

California (State of) Public Works Board (Department of Mental Health–Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/24	5,000	5,196,400

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	1,405	1,535,187

California (State of);
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	655	747,912

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	655	721,771

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(d)	0.00%	08/01/29	355	160,847

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/43	2,690	518,766

Series 2009, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/44	4,825	874,049

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(b)	5.00%	06/01/36	1,260	1,468,568

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/32	1,980	744,064

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS–AMBAC)(a)	5.00%	06/01/29	1,500	1,501,605

Indio (City of) Redevelopment Agency (Merged Redevelopment);
Series 2008 A, Sub. Tax Allocation RB	5.00%	08/15/23	310	322,775

Series 2008 A, Sub. Tax Allocation RB	5.00%	08/15/24	310	321,783

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB(b)	5.00%	05/15/35	1,325	1,499,715

Los Angeles (City of) Department of Water & Power;
Series 2004 C, Water System RB(b)(c)(e)	5.00%	07/01/14	5,000	5,430,750

Series 2012 A, Water System RB(b)	5.00%	07/01/43	1,740	2,015,894

Los Angeles Community College District; Series 2003 B, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/27	4,000	4,148,800

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(d)	0.00%	08/01/34	1,010	327,513

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/22	$3,040	$3,147,738

Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS–AMBAC)(a)(d)	0.00%	08/01/29	1,120	497,907

Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/28	815	395,479

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(d)	0.00%	08/01/36	4,025	1,161,373

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(d)	0.00%	08/01/37	1,590	434,483

Poway Unified School District (Election of 2008–School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/27	2,040	1,046,540

Series 2009 A, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/31	2,545	1,048,133

San Diego (County of) Water Authority; Series 2004 A, COP (INS–AGM)(a)(b)	5.00%	05/01/29	4,240	4,496,435

San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(b)	5.00%	08/01/36	2,680	3,086,368

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	06/15/28	540	592,742

San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(f)	5.00%	05/01/25	265	301,896

Series 2011 F, Ref. Second Series RB(f)	5.00%	05/01/26	530	599,759

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(b)	5.00%	11/01/36	1,140	1,314,089

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(d)	0.00%	04/01/14	850	831,886

William S. Hart Union High School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/32	1,170	419,644

Series 2009 A, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/33	5,725	1,934,535

				51,274,079

Colorado–1.46%
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	2,000	2,151,240

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	850	983,985

				3,135,225

District of Columbia–2.39%
District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(a)	5.00%	02/01/31	2,000	2,077,780

Series 2009 A, Sec. Income Tax RB(b)	5.25%	12/01/27	1,540	1,910,786

Metropolitan Washington Airports Authority; Series 2009 B, Airport System RB (INS–BHAC)(a)	5.00%	10/01/29	1,000	1,132,540

				5,121,106

Florida–13.43%
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	1,365	1,586,321

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB	5.25%	11/15/16	975	1,041,729

Series 2006 C, RB(c)(e)	5.25%	11/15/36	25	29,847

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	1,235	1,324,920

Miami-Dade (County of) (Miami International Airport); Series 2000 A, Aviation RB (INS–NATL)(a)(f)	6.00%	10/01/24	5,000	5,012,800

Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS–AGC)(a)	5.00%	10/01/25	800	908,776

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,000	1,090,850

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	310	369,195

Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS–NATL)(a)(d)	0.00%	10/01/30	1,995	1,948,397

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/37	1,350	1,524,987

Orange (County of); Series 2012 B, Ref. Sales Tax RB(b)	5.00%	01/01/31	2,100	2,431,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(a)	5.50%	10/01/23	$750	$918,278

Series 2011, Ref. RB(b)	5.00%	10/01/31	885	1,028,237

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB(b)	5.00%	08/15/42	4,000	4,277,320

St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	955,590

Series 2006 A, Health Care RB	5.38%	01/01/40	3,250	2,915,217

Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(a)	6.00%	10/01/29	1,000	1,401,160

				28,764,899

Georgia–4.52%
Atlanta (City of); Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(a)(b)	5.00%	01/01/33	5,000	5,281,100

DeKalb (County of); Series 2003 A, Water & Sewerage RB	5.00%	10/01/23	1,200	1,253,940

Georgia (State of) Road & Tollway Authority; Series 2003, RB	5.00%	10/01/23	3,000	3,140,880

				9,675,920

Hawaii–0.78%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	430	480,306

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,075	1,183,435

				1,663,741

Idaho–0.22%
Regents of the University of Idaho; Series 2011, Ref. General RB(c)	5.25%	04/01/41	395	466,720

Illinois–18.83%
Chicago (City of) (O’Hare International Airport); Series 2001 A, Second Lien Passenger Facility Charge RB (INS–AMBAC)(a)(f)	5.38%	01/01/32	3,000	3,017,010

Chicago (City of) Board of Education;
Series 2011 A, Unlimited Tax GO Bonds(b)	5.00%	12/01/41	1,515	1,648,805

Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/42	725	791,490

Chicago (City of) O’Hare International Airport; Series 2005 A, Third Lien General Airport RB (INS–NATL)(a)	5.25%	01/01/26	3,000	3,332,820

Chicago (City of) Park District; Series 2004 A, Limited Tax GO Bonds (INS–AMBAC)(a)	5.00%	01/01/27	3,600	3,834,036

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/23	1,070	1,198,272

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(b)	5.25%	12/01/36	1,290	1,478,534

Chicago (City of);
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS–AGM)(a)(b)(g)	5.00%	01/01/37	4,590	4,863,426

Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	900	1,020,069

Cook (County of) Forest Preserve District;
Series 2012 B, Ref. Limited Tax GO Bonds(b)	5.00%	12/15/32	675	774,245

Series 2012 B, Ref. Limited Tax GO Bonds(b)	5.00%	12/15/37	675	758,572

DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/23	725	823,672

Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	775	835,341

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	965	1,123,366

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	925	1,057,488

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	415	525,087

Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	1,325	1,492,732

Series 2010 A, Ref. RB	6.00%	08/15/38	690	782,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Conv. CAB RB (INS–NATL)(a)(d)	0.00%	06/15/26	$8,480	$7,764,712

Series 2010 A, RB	5.50%	06/15/50	125	140,593

Series 2012 B, RB(b)	5.00%	12/15/28	1,485	1,737,316

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,125	1,314,506

				40,314,324

Indiana–1.29%
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,200	1,273,596

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	795	915,458

Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR(c)	6.25%	06/01/25	530	572,586

				2,761,640

Iowa–1.32%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(b)(g)	5.00%	06/01/25	1,355	1,615,445

Series 2009 A, Special Obligation RB(b)(g)	5.00%	06/01/26	1,015	1,206,206

				2,821,651

Kansas–0.26%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	470	551,427

Kentucky–0.51%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	425	503,956

Series 2010 A, Hospital RB	6.50%	03/01/45	500	595,960

				1,099,916

Louisiana–0.79%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc.–Housing & Parking); Series 2010, RB (INS–AGM)(a)	5.25%	10/01/30	650	741,995

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	900	954,819

				1,696,814

Maryland–0.69%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	705	725,826

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	690	755,391

				1,481,217

Massachusetts–5.72%
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	625	682,431

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(b)	5.50%	11/15/36	4,850	5,892,362

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB(b)	5.50%	07/01/36	1,570	1,890,751

Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	1,500	1,728,075

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	325	396,159

Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB(b)	5.00%	10/15/35	1,410	1,657,540

				12,247,318

Michigan–0.48%
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	900	1,027,107

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–0.44%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	$270	$322,237

Series 2011 A, Ref. RB	5.50%	09/01/28	520	618,483

				940,720

Montana–0.54%
Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	1,000	1,150,210

Nebraska–0.69%
Omaha (City of) Public Power District; Series 2011 B, RB(b)	5.00%	02/01/36	1,275	1,470,062

Nevada–1.68%
Clark (County of); Series 2004 A-1, Sub. Lien Airport System RB (INS–NATL)(a)(f)	5.50%	07/01/20	3,000	3,162,960

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	410	440,762

				3,603,722

New Jersey–1.41%
New Jersey (State of) Economic Development Authority (Provident Group–Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	525	587,527

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS–AGC)(a)(d)	0.00%	12/15/26	4,300	2,439,304

				3,026,831

New Mexico–0.87%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	700	776,265

New Mexico (State of) Finance Authority; Series 2008 A, Sr. Lien Public Revolving Fund RB	5.00%	06/01/27	940	1,078,114

				1,854,379

New York–16.70%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	460	535,058

Series 2009, PILOT RB	6.38%	07/15/43	190	222,121

Metropolitan Transportation Authority; Series 2003 B, RB (INS–NATL)(a)	5.25%	11/15/22	5,000	5,274,500

New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	2,400	2,784,408

New York (City of) Transitional Finance Authority;
Series 2009 A, Future Tax Sec. RB(b)	5.00%	05/01/28	1,305	1,550,418

Series 2009 A, Future Tax Sec. RB(b)	5.00%	05/01/29	1,045	1,243,393

Series 2009 A, Future Tax Sec. RB(b)	5.00%	05/01/30	1,045	1,217,383

Subseries 2012 E-1, Future Tax Sec. RB(b)	5.00%	02/01/42	2,325	2,670,007

New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB(b)	5.00%	04/01/28	1,950	2,286,648

New York (City of);
Subseries 2008 A-1, Unlimited Tax GO Bonds(b)	5.25%	08/15/27	980	1,176,559

Subseries 2008 A-1, Unlimited Tax GO Bonds(b)	5.25%	08/15/28	980	1,161,359

New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/29	705	927,005

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(b)	5.00%	03/15/30	1,530	1,799,938

New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,310	1,573,755

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(b)	5.00%	04/01/29	1,290	1,519,710

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB(b)	5.00%	09/15/40	1,365	1,555,349

Tobacco Settlement Financing Corp.; Series 2003 B-1C, Asset-Backed RB	5.50%	06/01/21	6,000	6,229,080

Triborough Bridge & Tunnel Authority; Series 2002 B, Ref. General RB(c)(e)	5.25%	11/15/12	2,000	2,020,740

				35,747,431

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–3.30%
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP(b)	5.00%	06/01/39	$3,805	$4,141,704

North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB(b)	5.00%	06/01/42	1,365	1,543,064

North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB(b)	5.00%	07/01/41	1,200	1,372,464

				7,057,232

Ohio–5.41%
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	920	1,004,290

American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS–AGC)(a)(b)	5.25%	02/15/33	1,000	1,114,840

Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group);
Series 2003, RB(c)(e)	6.00%	07/01/13	2,450	2,568,139

Series 2003 H, RB(c)(e)	6.00%	07/01/13	2,550	2,672,961

Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB(b)	5.00%	11/15/36	900	993,852

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	800	890,232

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	520	612,565

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,275	1,431,060

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(c)	5.88%	06/01/33	265	298,679

				11,586,618

Oregon–0.33%
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(h)	6.38%	11/01/33	660	698,207

Pennsylvania–1.36%
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB(d)	0.00%	12/01/28	750	750,645

Subseries 2010 B-2, Sub. Conv. CAB RB(d)	0.00%	12/01/34	450	441,162

Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS–BHAC)(a)	5.13%	09/01/23	1,500	1,717,950

				2,909,757

Puerto Rico–3.46%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	635	644,074

Series 2012 A, Sr. Lien RB	5.25%	07/01/42	440	442,825

Series 2012 A, Sr. Lien RB	6.00%	07/01/47	350	383,306

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	1,000	1,090,670

Series 2010 XX, RB	5.25%	07/01/40	750	780,458

Series 2012 A, RB	5.00%	07/01/42	1,365	1,397,405

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	450	481,752

First Subseries 2010 A, RB	5.50%	08/01/42	750	810,810

First Subseries 2010 C, RB	5.25%	08/01/41	1,300	1,382,524

				7,413,824

Rhode Island–0.73%
Rhode Island Economic Development Corp.; Series 2004 A, Ref. Airport RB (INS–AGM)(a)(f)	5.00%	07/01/21	1,500	1,557,840

South Carolina–1.04%
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/29	2,000	2,218,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–14.56%
Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds	5.00%	08/15/34	$1,365	$1,623,667

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(f)	4.85%	04/01/21	2,000	2,144,320

Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	1,500	1,668,810

Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	590	660,304

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/25	575	655,782

Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	08/15/31	1,530	2,042,106

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	350	389,764

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(a)(d)	0.00%	09/01/25	2,350	1,359,428

Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS–NATL)(a)	5.25%	05/15/25	5,000	5,351,850

Series 2011 D, First Lien Combined Utility System RB(b)	5.00%	11/15/36	1,050	1,214,577

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	450	498,587

North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(d)	0.00%	01/01/28	5,200	2,677,948

Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(d)	0.00%	01/01/31	1,065	468,057

Tarrant (County of) Regional Water District; Series 2002, Ref. & Improvement RB (INS–AGM)(a)	5.25%	03/01/17	3,165	3,240,738

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	225	226,103

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/26	1,665	1,956,508

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	510	613,499

University of Houston; Series 2008, Ref. Consolidated RB (INS–AGM)(a)(b)	5.00%	02/15/33	1,000	1,109,770

West Harris County Regional Water Authority; Series 2005, Water System RB (INS–AGM)(a)	5.00%	12/15/24	3,000	3,262,200

				31,164,018

Utah–0.72%
Intermountain Power Agency; Series 2003 A, Ref. Power Supply RB (INS–AGM)(a)	5.00%	07/01/21	1,500	1,549,905

Virgin Islands–0.32%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	625	692,437

Virginia–6.50%
Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/19	9,000	10,489,230

Prince William (County of) Service Authority; Series 2003, Ref. Water & Sewer System RB	5.00%	07/01/21	2,000	2,112,120

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(f)	5.50%	01/01/42	485	536,570

Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(f)	5.00%	01/01/40	750	785,265

				13,923,185

Washington–4.39%
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS–NATL)(a)	5.00%	01/01/34	1,705	1,768,528

Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/31	725	853,666

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(b)	5.00%	02/01/41	795	876,082

Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(b)	5.00%	08/01/29	2,380	2,875,754

Series 2010 A, Various Purpose Unlimited Tax GO Bonds(b)	5.00%	08/01/30	2,500	3,015,350

				9,389,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–1.25%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	$1,375	$1,472,983

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	1,000	1,204,040

				2,677,023

TOTAL INVESTMENTS(i)–146.07% (Cost $284,503,118)				312,739,580

FLOATING RATE NOTE OBLIGATIONS–(25.98%)
Notes with interest rates ranging from 0.15% to 0.34% at 08/31/12 and contractual maturities of collateral ranging from 06/01/25 to 07/01/43 (See Note 1J)(j)				(55,630,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(21.16%)				(45,300,000)

OTHER ASSETS LESS LIABILITIES–1.07%				2,298,060

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$214,107,640

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
FTA	– Federal Transit Administration
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bonds issued at a discount.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security subject to the alternative minimum tax.
(g)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,655,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2012 represented less than 1% of the Trust’s Net Assets.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	12.9%

National Public Finance Guarantee Corp.	12.5

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2012. At August 31, 2012, the Trust’s investments with a value of $97,960,726 are held by Dealer Trusts and serve as collateral for the $55,630,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments
as of August 31, 2012

Revenue Bonds	79.8%

General Obligation Bonds	16.1

Pre-Refunded Bonds	4.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Quality Municipal Securities

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $284,503,118)	$312,739,580

Receivable for:
Interest	2,954,478

Investment for trustee deferred compensation and retirement plans	8,107

Deferred offering costs	176,069

Other assets	10,625

Total assets	315,888,859

Liabilities:
Floating rate note obligations	55,630,000

Variable rate muni term preferred shares ($0.01 par value, 453 shares issued with liquidation preference of $100,000 per share)	45,300,000

Payable for:
Investments purchased	567,039

Amount due custodian	102,247

Accrued interest expense	49,409

Accrued other operating expenses	56,485

Trustee deferred compensation and retirement plans	76,039

Total liabilities	101,781,219

Net assets applicable to common shares	$214,107,640

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$198,902,809

Undistributed net investment income	3,797,936

Undistributed net realized gain (loss)	(16,829,567)

Unrealized appreciation	28,236,462

$214,107,640

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Common shares outstanding	13,454,169

Net asset value per common share	$15.91

Market value per common share	$15.87

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Quality Municipal Securities

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$6,917,231

Expenses:
Advisory fees	417,471

Administrative services fees	25,206

Custodian fees	4,449

Interest, facilities and maintenance fees	448,356

Professional services fees	88,427

Transfer agent fees	5,821

Trustees’ and officers’ fees and benefits	19,604

Other	46,018

Total expenses	1,055,352

Net investment income	5,861,879

Realized and unrealized gain from:
Net realized gain from investment securities	851,999

Change in net unrealized appreciation of investment securities	4,063,856

Net realized and unrealized gain	4,915,855

Net increase in net assets resulting from operations	10,777,734

Distributions to preferred shareholders from net investment income	(40,907)

Net increase in net assets resulting from operations applicable to common shares	$10,736,827

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Quality Municipal Securities

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$5,861,879	$12,270,327

Net realized gain (loss)	851,999	(2,854,229)

Change in net unrealized appreciation	4,063,856	29,843,891

Net increase in net assets resulting from operations	10,777,734	39,259,989

Distributions to preferred shareholders from net investment income	(40,907)	(136,462)

Net increase in net assets resulting from operations applicable to common shares	10,736,827	39,123,527

Distributions to common shareholders from net investment income	(6,054,376)	(11,772,397)

Net increase in net assets applicable to common shares	4,682,451	27,351,130

Net assets:
Beginning of period	209,425,189	182,074,059

End of period (includes undistributed net investment income of $3,797,936 and $4,031,340, respectively)	$214,107,640	$209,425,189

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Quality Municipal Securities

Statement of Cash Flows

For the six months ended August 31, 2012
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$10,736,827

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(34,512,515)

Proceeds from sales of investments	31,506,372

Amortization of premium	475,017

Accretion of discount	(754,658)

Increase in receivables and other assets	(194,351)

Increase in accrued expenses and other payables	34,600

Net realized gain from investment securities	(851,999)

Net change in unrealized appreciation of investment securities	(4,063,856)

Net cash provided by operating activities	2,375,437

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(6,054,376)

Decrease in payable for amount due custodian	(1,481,061)

Increase in VMTP shares, at liquidation value	45,300,000

Net proceeds from the redemption of preferred shares	(45,300,000)

Net proceeds from floating rate note obligations	5,160,000

Net cash provided by (used in) financing activities	(2,375,437)

Net increase in cash	—

Cash at beginning of period	—

Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$469,372

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Quality Municipal Securities (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end series management investment company.
  The Trust’s investment objective is to provide current income that is exempt from federal income tax.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

16        Invesco Quality Municipal Securities

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit, Variable Rate Muni Term Preferred Shares (“VMTP Shares”) and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares and floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each

17        Invesco Quality Municipal Securities

reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.27% of the Trust’s average weekly managed assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser had contractually agreed, through June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.66%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. The fee waiver agreement terminated on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2012, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$312,739,580	$—	$312,739,580

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.

NOTE 5—Cash Balances

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2012 were $52,535,714 and 0.79%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Trust had a capital loss carryforward as of February 29, 2012 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2015	$249,765	$—	$249,765

February 29, 2016	1,475,005	—	1,475,005

February 28, 2017	11,693,456	—	11,693,456

February 28, 2018	886,636	—	886,636

February 28, 2019	588,041	—	588,041

Not subject to expiration	—	1,765,661	1,765,661

	$14,892,903	$1,765,661	$16,658,564

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

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NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2012 was $37,497,276 and $31,501,372, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$28,354,506

Aggregate unrealized (depreciation) of investment securities	(405,643)

Net unrealized appreciation of investment securities	$27,948,863

Cost of investments for tax purposes is $284,790,717.

NOTE 8—Auction Rate Preferred Shares

The Trust is authorized to issue Auction Rate Preferred Shares (“ARPS”). From June 19, 2012 through June 21, 2012, the Trust redeemed all of its outstanding ARPS at their respective liquidation preference, including accrued and unpaid dividends, if any, through the redemption date. The redemptions were funded with proceeds received from the issuance of VMTP Shares.
  Historically, the Trust paid annual fees equivalent to 0.25% of the ARPS liquidation value for the remarketing efforts associated with the auction. Effective March 31, 2009, the Trust decreased this amount to 0.15% due to auction failures. These fees are included as a component of Interest, facilities and maintenance fees on the Statement of Operations.
  Dividends, which are cumulative, are reset through auction procedures.

Range of
Series	Dividend Rates†

1	0.198-0.396%

2	0.198-0.381

3	0.198-0.381

4	0.198-0.396

5	0.198-0.396

†	For the period March 1, 2012 through June 21, 2012.

  The Trust was subject to certain restrictions relating to the ARPS. Failure to comply with these restrictions could have precluded the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of ARPS at liquidation value.
  Beginning February 14, 2008 and continuing through June 21, 2012, all series of ARPS of the Trust were not successfully remarketed. As a result, the dividend rates of these ARPS were reset to the maximum applicable rate.
  Transactions in ARPS were as follows:

	Series 1		Series 2		Series 3		Series 4		Series 5
	Shares	Value	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Outstanding at February 29, 2012	159	$7,950,000	140	$7,000,000	140	$7,000,000	280	$14,000,000	187	$9,350,000

Shares redeemed	(159)	(7,950,000)	(140)	(7,000,000)	(140)	(7,000,000)	(280)	(14,000,000)	(187)	(9,350,000)

Outstanding at August 31, 2012	—	$—	—	$—	—	$—	—	$—	—	$—

NOTE 9—Variable Rate Muni Term Preferred Shares

On May 17, 2012, the Trust issued 453 Series 2015/12-IQM VMTP Shares, with liquidation preference of $100,000 per share pursuant to an offering exempt from registration under the Securities Act of 1933, as amended. Proceeds from the issuance of VMTP Shares were used to redeem all of the Trust’s outstanding ARPS. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on December 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any.
  The Trust incurred costs in connection with the issuance of VMTP Shares. These costs were recorded as a deferred charge and will be amortized over the 3.5 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.
  Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends is equal to the sum of 1.15% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index. Subsequent rates take into account a ratings spread which is based on the long term preferred share ratings assigned to the VMTP Shares by Moody’s and Fitch. The average liquidation value outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2012 were $45,300,000 and 1.32%, respectively.

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  The Trust is subject to certain restrictions, such as maintaining certain asset coverage and leverage ratio requirements relating to the VMTP Shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation value.
  For financial reporting purposes, the liquidation value of VMTP Shares, which is considered debt of the issuer, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 10—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended	Year ended
	August 31,	February 29,
	2012	2012

Beginning shares	13,454,169	13,454,169

Shares issued through dividend reinvestment	—	—

Ending shares	13,454,169	13,454,169

  The Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2012:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 4, 2012	$0.0750	September 18, 2012	September 28, 2012

October 8, 2012	$0.2784	October 12, 2012	October 31, 2012

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NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months			Four months
	ended		Year ended	ended
	August 31,		February 29,	February 28,		Years ended October 31,
	2012		2012	2011		2010		2009		2008		2007

Net asset value per common share, beginning of period	$15.57		$13.53	$14.83		$13.97		$12.37		$15.27		$16.04

Net investment income(a)	0.43		0.91	0.31		0.92		0.95		0.96		0.97

Net gains (losses) on securities (both realized and unrealized)	0.36		2.01	(1.32)		0.80		1.45		(2.91)		(0.71)

Dividends paid to preferred shareholders from net investment income	(0.00)		(0.01)	(0.01)		(0.02)		(0.04)		(0.25)		(0.26)

Total from investment operations	0.79		2.91	(1.02)		1.70		2.36		(2.20)		—

Less distributions paid to common shareholders:
Dividends from net investment income	(0.45)		(0.87)	(0.28)		(0.84)		(0.76)		(0.72)		(0.72)

Distributions from net realized gains	—		—	—		—		—		—		(0.08)

Total distributions paid to common shareholders	(0.45)		(0.87)	(0.28)		(0.84)		(0.76)		(0.72)		(0.80)

Anti-dilutive effect of shares repurchased(a)	—		—	—		—		—		0.02		0.03

Net asset value per common share, end of period	$15.91		$15.57	$13.53		$14.83		$13.97		$12.37		$15.27

Market value per common share, end of period	$15.87		$15.24	$12.65		$14.31		$12.80		$10.55		$13.63

Total return at net asset value(b)	5.21%		22.45%	(6.78)%		12.81%		29.60%		18.14%		(2.04)%

Total return at market value(c)	7.22%		28.19%	(9.67)%		18.81%

Net assets applicable to common shares, end of period (000’s omitted)	$214,108		$209,425	$182,074		$199,530		$187,989		$166,424		$207,833

Portfolio turnover rate(d)	10%		17%	1%		11%		21%		9%		14%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses(e)	1.00	%(f)	0.79%	0.60	%(g)(h)	0.85	%(i)	0.99	%(i)	1.23	%(i)	1.28	%(i)

Ratio of expenses excluding interest, facilities and maintenance fees(e)(j)	0.58	%(f)	0.52%	0.39	%(g)(h)	0.71	%(i)	0.78	%(i)	0.79	%(i)	0.76	%(i)

Ratio of net investment income before preferred share dividends	5.54	%(f)	6.32%	6.87	%(h)	6.41	%(i)	7.33	%(i)	6.57	%(i)	6.19	%(i)

Preferred share dividends	0.04	%(f)	0.07%	0.13	%(h)	0.11	%(i)	0.34	%(i)	1.70	%(i)	1.67	%(i)

Ratio of net investment income after preferred share dividends	5.50	%(f)	6.25%	6.74	%(h)	6.30	%(i)	6.99	%(i)	4.87	%(i)	4.52	%(i)

Rebate from Morgan Stanley affiliate								0.00	%(k)	0.00	%(k)	0.00	%(k)

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(l)	$45,300		$45,300	$55,000

Asset coverage per preferred share(l)(m)	$572,644		$281,154	$215,522		463%		442%		330%		314%

Liquidating preference per preferred share(l)	$100,000		$50,000	$50,000

(a)	Calculated using average number of common shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(f)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $210,064.
(g)	Ratios include an adjustment for a change in accounting estimate for professional fees during the period. Ratios excluding this adjustment would have been higher by 0.16%.
(h)	Annualized.
(i)	The ratios reflect the rebate of certain Trust expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(j)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(k)	Amount is less than 0.005%.
(l)	For the years ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(m)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding. For periods prior to February 28, 2011, calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing by preferred shares at liquidation value.

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NOTE 13—Significant Event

The Board of Trustees (the “Board”) and the shareholders of the Trust have approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board and the shareholders also approved an Agreement and Plan of Merger pursuant to which the Trust merged with and into Invesco Quality Municipal Income Trust (the “Acquiring Trust”) in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the Merger, all of the assets and liabilities of the Trust became assets and liabilities of the Acquiring Trust, the Trust’s shareholders became shareholders of the Acquiring Trust and the Trust ceased operations. The Redomestication and Merger were consummated on October 15, 2012.

23        Invesco Quality Municipal Securities

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Quality Municipal Securities (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the closed-end funds and all of the open-end funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund mergers approved by the Trustees. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Closed-End — General & Insured Municipal Funds (Leveraged) Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the

24        Invesco Quality Municipal Securities

Fund’s performance was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other closed-end funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rates of ten closed-end funds and the same as the rates of two closed-end funds with comparable investment strategies.
  Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale
The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

25        Invesco Quality Municipal Securities

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Quality Municipal Securities (the “Fund”) was held on July 17, 2012. The Meeting was held for the following purpose:

(1)	Elect six Trustees by the holders of Common Shares and Preferred Shares voting together as a single class, each of whom will serve for a three-year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against

(1)	James T. Bunch	11,583,026	695,982
	Bruce L. Crockett	11,584,639	694,369
	Rodney F. Dammeyer	11,579,666	699,342
	Jack M. Fields	11,626,231	652,777
	Martin L. Flanagan	11,638,128	640,880
	Carl Frischling	11,573,682	705,326

The Meeting was adjourned until August 14, 2012, with respect to the following proposals:

(1)	Approval of an Agreement and Plan of Redomestication that provides for the reorganization of the Fund as a Delaware statutory trust by the holders of Preferred Shares.

(2)	Approval of an Agreement and Plan of Merger that provides for the Fund to merge with and into Invesco Quality Municipal Trust by the holders of Preferred Shares.

The results of the voting on the above matters were as follows:

			Votes	Votes	Broker
	Matters	Votes For	Against	Abstain	Non-Votes

(1)	Preferred Shares	453	0	0	0
(2)	Preferred Shares	453	0	0	0

Other proposals, including the redomestication proposal, were adjourned until September 25, 2012. Results from the adjourned meeting will be reflected in the next report to shareholders.

26        Invesco Quality Municipal Securities

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-07560	MS-CE-QMS-SAR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
     Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
     None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Quality Municipal Securities

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	November 8, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	November 8, 2012

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	November 8, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.